As filed with Securities and Exchange Commission on September 17, 1999
                                              1933 Act Registration No. 02-23727
                                              1940 Act Registration No. 811-1311

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                      Pre-Effective Amendment No. ____ [ ]

                  Post-Effective Amendment No.     60      [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                           Amendment No.     21

                        (Check appropriate box or boxes)

                               MATHERS FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                               100 Corporate North
                          Bannockburn, Illinois 60015
              (Address of Principal Executive Officers) (Zip Code)

       Registrant's Telephone Number, including Area Code (847) 295-7400

                                 Andrew H. Shaw
                                Sidley & Austin
                            One First National Plaza
                            Chicago, Illinois 60603
                    (Name and Address of Agent for Service)

                                   Copies to:

Bruce N. Alpert                             James E. McKee, Esq.
Gabelli Funds, LLC                          Gabelli Funds, LLC
One Corporate Center                        One Corporate Center
Rye, New York  10580-1434                   Rye, New York  10580-1434


It is proposed that this filing will become effective (check appropriate box)

______  immediately upon filing pursuant to paragraph (b)
    X   on October 1, 1999 pursuant to paragraph (b)*
______  60 days  after  filing  pursuant  to  paragraph  (a) on  (date)
______  pursuant to paragraph (a) of rule 485

    If appropriate, check the following box:

X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* This post-effective amendment is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating a new effective date for post-effective amendment No. 59 which was filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, on July 22, 1999. The new effective date is no earlier than the effective date designated in the previously filed amendment under paragraph (a) of Rule 485 and is no later than 30 days after that date. Accordingly, post-effective amendment No. 59 is incorporated herein by reference in its entirety.

                                   SIGNATURES

     The Registrant represents that this amendment is filed solely for one or more of the purposes specified in paragraph (b)(1) of Rule 485 and that no material event requiring disclosure in the prospectus, other than one listed in paragraph (b)(1) of Rule 485 or one for which the Commission has approved a filing under paragraph (b)(1)(vii) of Rule 485, has occurred since the latest of: (i) the effective date of the registrant's registration statement; (ii) the effective date of the registrant's most recent post-effective amendment to its registration statement which included a prospectus; or (iii) the filing date of a post-effective amendment filed under paragraph (a) of Rule 485 which has not become effective. The Registrant represents that this amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485.

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Bannockburn, Illinois, on the 17th day of September, 1999.


                                                  MATHERS FUND, INC.

                                               By   /s/ Henry G. Van der Eb, Jr.

                                                  Henry G. Van der Eb, Jr.
                                                  Chairman


     Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below on September 17, 1999 by the following persons in the capacities indicated:

     Signature                                   Capacity

/s/ HENRY G. VAN DER EB, JR.                 Chairman and Director,
                                             Principal Executive Officer
Henry G. Van der Eb, Jr.


/s/ LAWRENCE A. KENYON                       Senior Vice President and
                                             Chief Financial Officer
Lawrence A. Kenyon


Tyler R. Cain                                Director


Charles G. Freund*                           Director


Jon P. Hedrich*                              Director


Robert E. Kohnen*                            Director


Anne E. Morrissy*                            Director


Robert J. Reynold*                           Director


Jack O. Vance*                               Director


* By: /s/ HENRY G. VAN DER EB, JR.

       Henry G. Van der Eb, Jr.
       Attorney-in-Fact